State of Maryland Department of Assessments and Taxation Taxpayer Services	Larry Hogan Governor Michael L. Higgs Director

Date: 07/20/2020

VENABLE LLP

SUITE 900

750 E PRATT ST

BALTIMORE MD 21202-3142

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:

ENTITY NAME	:	CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.
DEPARTMENT ID	:	D14048078
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT
DATE FILED	:	07-20-2020
TIME FILED	:	12:00 PM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$445.00
COPY FEE	:	$24.00
FILING NUMBER	:	1000362012839298
CUSTOMER ID	:	0003825042
WORK ORDER NUMBER	:	0005041619

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore Metro Area (410) 767-1350

Outside Metro Area (888) 246-5941

301 West Preston Street-Room 801-Baltimore, Maryland 21201-2395 Telephone (410)767-4950 / Toll free in Maryland (888)246-5941	001206697
MRS (Maryland Relay Service) (800)735-2258 TT/Voice	CACCPT

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	N
EFFECTIVE DATE:	07-20-2020
PRINCIPAL OFFICE:	2405 YORK ROAD SUITE 201 LUTHERVILLE TIMONIUM MD 21093-2264
RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED 2405 YORK ROAD SUITE 201 LUTHERVILLE TIMONIUM MD 21093-2264

COMMENTS:

EFFECTIVE: JULY 28, 2020 @ 9:00 A.M.

RECEIVED

JUL 20 2020

Maryland Department of
Assessments & Taxation

CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

ARTICLES OF AMENDMENT

ClearBridge Energy Midstream Opportunity Fund Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

FIRST: The charter of the Corporation is hereby amended to provide that, immediately upon the Reverse Stock Split Effective Time (as defined below), every five shares of common stock, par value $0.001 per share (the “Common Stock”), of the Corporation that were issued and outstanding immediately prior to the Reverse Stock Split Effective Time shall be combined into one issued and outstanding share of Common Stock, par value $0.005 per share. No fractional shares of the Corporation will be or remain issued upon such amendment and each stockholder otherwise entitled to a fractional share shall be entitled to receive in lieu thereof cash in an amount equal to the product of the fraction of a share multiplied by the market price per share of the Common Stock at the time of sale of the fractional shares, which will be conducted as soon as practicable after the Reverse Stock Split Effective Time.

SECOND: The amendment to the charter of the Corporation as set forth in Article FIRST above has been duly approved by at least a majority of the entire Board of Directors as required by law. The amendment set forth in Article FIRST above is made without action by the stockholders of the Corporation, pursuant to Section 2-309(e) of the Maryland General Corporation Law.

THIRD: The charter of the Corporation is hereby amended, effective immediately after the Reverse Stock Split Effective Time, to decrease the par value of the shares of Common Stock of the Corporation issued and outstanding immediately after the Reverse Stock Split Effective Time from $0.005 per share to $0.001 per share.

FOURTH: The amendment to the charter of the Corporation as set forth in Article THIRD above has been duly approved by a majority of the entire Board of Directors of the Corporation as required by law. The amendment set forth in Article THIRD above is limited to a change expressly authorized by Section 2-605(a)(2) of the Maryland General Corporation Law to be made without action by the stockholders of the Corporation.

FIFTH: There has been no increase in the authorized stock of the Corporation effected by the amendments to the charter of the Corporation as set forth above.

SIXTH: These Articles of Amendment shall become effective at 9:00 a.m. on July 28, 2020 (the “Reverse Stock Split Effective Time”).

SEVENTH: The undersigned officer acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of such officer’s knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

STATE OF MARYLAND

I hereby certify that this is a true and complete copy of the 4 page document on file in this office. DATED: 7-20-2020.

STATE DEPARTMENT OF ASSESSMENTS AND TAXATION:

BY: Dwana Sweat, Custodian This stamp replaces our previous certification system. Effective: 6/95

[SIGNATURE PAGE FOLLOWS]

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IN WITNESS WHEREOF, the Corporation has caused these Articles of Amendment to be executed in its name and on its behalf by its President and Chief Executive Officer and attested to by its Assistant Secretary on this 20th day of July, 2020.

ATTEST:	CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY FUND INC.

/s/ George P. Hoyt	By:	/s/ Jane Trust
George P. Hoyt		Jane Trust
Assistant Secretary		President and Chief Executive Officer

CUST ID: 0003825042

WORK ORDER: 0005041619

DATE: 07-20-2020 12:00 PM

AMT. PAID: $569.00

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CORPORATE CHARTER APPROVAL SHEET

** EXPEDITED SERVICE **                         **KEEP WITH DOCUMENT **

DOCUMENT CODE 9 BUSINESS CODE 3
# D14048078

Close Stock Nonstock

P.A. Religious

Merging /Converting
ID # D14048078 ACK # 1000362012839298

PAGES: 0004

CLEARBRIDGE ENERGY MIDSTREAM OPPORTUNITY
FUND INC.

Surviving/Resulting	07/20/2020 AT 12:00 P WO # 0005041619

New Name

FEES REMITTED

Base Fee:	100	Change of Name
Org. & Cap. Fee:		Change of Principal Office
Expedite Fee:	445	Change of Resident Agent
Penalty:		Change of Resident Agent Address
State Recordation Tax:		Resignation of Resident Agent
State Transfer Tax:		Designation of Resident Agent
and Resident Agent’s Address
1 Certified Copies Copy Fee:	24	Change of Business Code

Certificates
Certificate of Status Fee:		Adoption of Assumed Name
Personal Property Filings:
NP Fund:
Other:		Other Change(s)
TOTAL FEES:	569

Code
Credit Card Check ✓ Cash

Documents on 1 Checks		Attention:

Mail: Names and Address

Approved By: 1		VENABLE LLP SUITE 900
Keyed By:		750 E PRATT ST BALTIMORE MD 21202-3142
COMMENT(S):

Effective: July 28, 2020 @ 9:00 AM

CUST ID : 0003825042
WORK ORDER : 0005041619
DATE: 07-20-2020 12:00 PM
AMT. PAID : $569.00